UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited)

Shares			September 30, 2014 Fair Value

	Investments in Securities – 113.08%
	Common Stock – 112.28%
	United States – 79.37%
	Apparel Manufacturers – 1.46%
273,839	Carter’s, Inc.	(a)	$21,227,999

	Applications Software – 0.59%
145,109	ServiceNow, Inc.*		8,529,507

	Auction House / Art Dealer – 0.25%
100,730	Sotheby’s		3,598,076

	Automobile / Truck Parts & Equipment - Original – 0.97%
144,920	Visteon Corp.*		14,093,470

	Cable / Satellite Television – 3.38%
915,090	Comcast Corp., Class A		49,213,540

	Commercial Services - Finance – 1.22%
71,600	Alliance Data Systems Corp.*		17,776,132

	Computer Aided Design – 0.98%
378,018	Aspen Technology, Inc.*		14,258,839

	Computer Data Security – 0.40%
221,889	Qualys, Inc.*		5,902,247

	Computers – 2.90%
419,350	Apple, Inc.	(a)	42,249,513

	Computers - Memory Devices – 0.36%
232,330	Spansion, Inc., Class A*		5,294,801

	Consulting Services – 1.79%
427,985	Verisk Analytics, Inc., Class A*	(a)	26,060,007

	E-Commerce / Products – 1.61%
72,541	Amazon.com, Inc.*		23,390,120

	E-Commerce / Services – 3.84%
152,370	Coupons.Com, Inc.*		1,822,345
1,086,810	Groupon, Inc.*		7,259,891
513,042	TripAdvisor, Inc.*		46,902,300
			55,984,536

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			September 30, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 2.71%
359,061	OmniVision Technologies, Inc.*		$9,500,754
706,560	Xilinx, Inc.	(a)	29,922,816
			39,423,570

	Electronic Design Automation – 1.69%
619,722	Synopsys, Inc.*	(a)	24,599,865

	Enterprise Software / Services – 0.89%
292,610	Guidewire Software, Inc.*		12,974,327

	Finance - Credit Card – 4.57%
49,980	American Express Co.		4,375,249
537,290	Mastercard, Inc., Class A	(a)	39,716,477
105,500	Visa, Inc., Class A		22,510,535
			66,602,261

	Finance - Other Services – 4.17%
311,700	IntercontinentalExchange Group, Inc.	(a)	60,797,085

	Internet - Media – 1.02%
188,580	Facebook, Inc., Class A*		14,905,363

	Internet Content - Entertainment – 0.88%
529,480	Pandora Media, Inc.*		12,792,237

	Investment Management / Advisory Services – 1.66%
120,550	Affiliated Managers Group, Inc.*		24,153,398

	Medical - Biomedical / Genetics – 10.62%
289,660	Alexion Pharmaceuticals, Inc.*	(a)	48,031,421
399,950	BioMarin Pharmaceutical, Inc.*		28,860,392
542,050	Celgene Corp.*	(a)	51,375,499
248,830	Gilead Sciences, Inc.*	(a)	26,487,954
			154,755,266

	Medical - Drugs – 0.67%
394,030	ACADIA Pharmaceuticals, Inc.*		9,756,183

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			September 30, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Medical - Outpatient / Home Medical – 1.97%
874,743	Premier, Inc., Class A*		$28,744,055

	Medical - Wholesale Drug Distribution – 3.28%
617,320	AmerisourceBergen Corp.	(a)	47,718,836

	Multimedia – 2.86%
1,252,630	Twenty-First Century Fox, Inc., Class B	(a)	41,725,105

	Office Automation & Equipment – 0.83%
482,090	Pitney Bowes, Inc.		12,047,429

	Publishing - Newspapers – 2.68%
2,416,195	News Corp., Class B*	(a)	38,973,225

	Retail - Consumer Electronics – 1.12%
484,020	Best Buy Co., Inc.		16,258,232

	Retail - Discount – 5.28%
322,250	Costco Wholesale Corp.	(a)	40,384,370
159,580	Dollar General Corp.*		9,751,934
478,122	Dollar Tree, Inc.*	(a)	26,808,300
			76,944,604

	Retail - Home Furnishings – 0.84%
154,580	Restoration Hardware Holdings, Inc.*	(a)	12,296,839

	Retail - Major Department Store – 1.89%
402,160	Nordstrom, Inc.	(a)	27,495,679

	Retail - Miscellaneous / Diversified – 0.15%
97,455	The Container Store Group, Inc.*		2,121,595

	Retail - Restaurants – 1.00%
193,750	Starbucks Corp.	(a)	14,620,375

	Retail - Sporting Goods – 0.53%
130,113	Cabela’s, Inc.*		7,663,656

	Semiconductor Components - Integrated Circuits – 0.77%
373,210	Maxim Integrated Products, Inc.		11,285,870

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares			September 30, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 3.08%
393,200	Lam Research Corp.	(a)	$29,372,040
797,630	Teradyne, Inc.		15,466,046
			44,838,086

	Television – 2.65%
721,890	CBS Corp.- Class B – Non Voting	(a)	38,621,115

	Transport - Rail – 1.81%
217,600	Kansas City Southern		26,373,120
	Total United States (Cost $1,055,243,780)		$1,156,066,163

	China – 10.50%
	E-Commerce / Products – 2.35%
181,490	Vipshop Holdings, Ltd. - Sponsored ADS*		34,303,425

	E-Commerce / Services – 0.74%
1,088,900	SouFun Holdings, Ltd. Sponsored ADR*		10,834,555

	Gas - Distribution – 1.46%
3,241,000	ENN Energy Holdings, Ltd.		21,202,865

	Internet Security – 1.28%
275,340	Qihoo 360 Technology Co., Ltd. - Sponsored ADR*		18,577,190

	Web Portals / ISP – 4.67%
311,867	Baidu, Inc. - Sponsored ADR*	(a)	68,058,735
	Total China (Cost $150,822,863)		$152,976,770

	Hong Kong – 3.27%
	Alternative Waste Technology – 2.95%
32,469,633	China Everbright International, Ltd.		42,985,530

	Casino Hotels – 0.32%
804,000	Galaxy Entertainment Group, Ltd.		4,669,651
	Total Hong Kong (Cost $16,382,771)		$47,655,181

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (continued)

Shares		September 30, 2014 Fair Value

	Common Stock – (continued)
	Japan – 17.13%
	Audio / Video Products – 2.93%
1,762,900	Sony Corp.	$31,996,558
590,700	Sony Corp. - Sponsored ADR	10,656,228
		42,652,786

	Chemicals - Diversified – 4.71%
725,700	Nitto Denko Corp.	39,792,119
440,000	Shin-Etsu Chemical Co., Ltd.	28,751,135
		68,543,254

	Commercial Banks - Non U.S. – 0.87%
3,060,253	Sumitomo Mitsui Trust Holdings, Inc.	12,735,102

	E-Commerce / Products – 1.38%
1,742,162	Rakuten, Inc.	20,058,396

	Electronic Components - Miscellaneous – 2.05%
963,000	Alps Electric Co., Ltd.	16,530,307
974,441	Minebea Co., Ltd.	13,288,975
		29,819,282

	Finance - Leasing Company – 0.91%
958,740	ORIX Corp.	13,223,429

	Finance - Other Services – 2.48%
1,523,109	Japan Exchange Group, Inc.	36,141,774

	Telecommunication Carriers – 1.80%
374,500	Softbank Corp.	26,249,800
	Total Japan (Cost $237,373,457)	$249,423,823

	Netherlands – 0.52%
	Metal - Diversified – 0.52%
304,550	Constellium NV, Class A*	7,494,975
	Total Netherlands (Cost $9,673,749)	$7,494,975

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Securities (Unaudited) (concluded)

Shares		September 30, 2014 Fair Value

	Common Stock – (continued)
	United Kingdom – 1.49%
	Diversified Manufacturing Operations – 1.49%
331,190	Pentair PLC	$21,689,633
	Total United Kingdom (Cost $23,902,188)	$21,689,633

	Total Common Stock (Cost $1,493,398,808)	$1,635,306,545

	Convertible Bonds – 0.80%
	United States – 0.80%
11,937,000	Twitter, Inc., 1.00% due 09/15/2021	11,735,563
	Total United States (Cost $11,906,445)	$11,735,563

	Total Convertible Bonds (Cost $11,906,445)	$11,735,563

	Total Investments in Securities (Cost $1,505,305,253) – 113.08%	$1,647,042,108

	Other Liabilities in Excess of Assets – (13.08%)**	(190,541,049)

	Members’ Capital – 100.00%	$1,456,501,059

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $136,584,484 invested in a BNY Mellon Money Market Account, which is 9.38% of Members’ Capital and foreign currency with a U.S. Dollar value $33,217,286 held in BNY Mellon Money Market Accounts, which are 2.28% of Members’ Capital. $103,789,859 of the $136,584,484 is restricted cash and is held in a segregated account.

At December 31, 2013, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,752,467,291 and $538,917,714, respectively.

For Federal income tax purposes, at December 31, 2013, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $311,079,092, consisting of $379,455,332 gross unrealized gain and $68,376,240 gross unrealized loss.

ADR	American Depository Receipt

ADS	American Depositiory Shares

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2014 Fair Value

	Securities Sold, Not Yet Purchased – 30.32%
	Common Stock – 30.32%
	United States – 19.03%
	Beverages – Non-Alcoholic – 0.60%
206,110	The Coca-Cola Co.	$8,792,653

	Commercial Services - Finance – 0.55%
502,450	The Western Union Co.	8,059,298

	Computer Services – 0.96%
73,460	International Business Machines Corp.	13,944,912

	Electric - Integrated – 3.74%
357,910	Hawaiian Electric Industries, Inc.	9,502,510
193,450	Pinnacle West Capital Corp.	10,570,108
514,840	Public Service Enterprise Group, Inc.	19,172,642
348,180	Southern Co.	15,198,057
		54,443,317

	Electronic Components - Semiconductors – 2.28%
440,580	Cree, Inc.*	18,041,751
435,250	Intel Corp.	15,155,405
		33,197,156

	Food - Miscellaneous / Diversified – 1.45%
243,210	General Mills, Inc.	12,269,945
144,630	Kellogg Co.	8,909,208
		21,179,153

	Recreational Centers – 0.80%
230,280	Life Time Fitness, Inc.*	11,615,323

	Registered Investment Company – 0.37%
59,270	iShares US Real Estate ETF	4,101,484
29,470	Utilities Select Sector SPDR Fund	1,240,392
		5,341,876

	REITS - Diversified – 0.63%
91,650	Vornado Realty Trust	9,161,334

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	REITS - Office Property – 0.77%
209,580	Mack-Cali Realty Corp.	$4,005,074
409,370	Piedmont Office Realty Trust, Inc., Class A	7,221,287
		11,226,361

	REITS - Regional Malls – 1.06%
94,290	Simon Property Group, Inc.	15,503,162

	Retail - Apparel / Shoes – 0.41%
132,147	The Buckle, Inc.	5,998,152

	Retail - Bedding – 0.92%
203,400	Bed, Bath & Beyond, Inc.*	13,389,822

	Retail - Pet Food & Supplies – 0.67%
139,360	PetSmart, Inc.	9,767,742

	Retail - Regional Department Stores – 0.46%
116,050	Macy’s, Inc.	6,751,789

	Security Services – 1.19%
487,940	The ADT Corp.	17,302,352

	Telecommunication Equipment Fiber Optics – 0.89%
671,830	Corning, Inc.	12,993,192

	Telephone - Integrated – 0.82%
336,690	AT&T, Inc.	11,864,956

	Toys – 0.46%
217,600	Mattel Inc	6,669,440
	Total United States (Proceeds $268,068,367)	$277,201,990

	Canada – 0.80%
	Computers - Integrated Systems – 0.80%
344,306	CGI Group, Inc., - Class A*	11,658,132
	Total Canada (Proceeds $10,367,396)	$11,658,132

	China – 2.77%
	Computers – 1.04%
10,182,000	Lenovo Group, Ltd.	15,158,028

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2014 Fair Value

	Common Stock – (continued)
	China – (continued)
	Electric - Generation – 0.15%
1,970,000	Huaneng Power International, Inc., Class H	$2,151,364

	Electronic Components - Miscellaneous – 0.85%
2,143,030	AAC Technologies Holdings, Inc.	12,446,768

	Metal - Aluminum – 0.15%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR*	2,169,606

	Metal Processors & Fabrication – 0.33%
9,732,000	China Zhongwang Holdings, Ltd.	4,837,725

	Real Estate Operations / Development – 0.25%
3,524,800	Guangzhou R&F Properties Co., Ltd., Class H	3,563,329
	Total China (Proceeds $36,887,545)	$40,326,820

	Hong Kong – 1.93%
	Distribution / Wholesale – 0.94%
12,131,000	Li & Fung, Ltd.	13,778,977

	Electric - Integrated – 0.99%
1,795,500	CLP Holdings, Ltd.	14,416,959
	Total Hong Kong (Proceeds $30,795,693)	$28,195,936

	India – 1.11%
	Computer Services – 1.11%
266,300	Infosys, Ltd. - Sponsored ADR	16,108,487
	Total India (Proceeds $14,280,550)	$16,108,487

	Ireland – 0.44%
	Computers - Memory Devices – 0.44%
110,900	Seagate Technology PLC	6,351,243
	Total Ireland (Proceeds $6,228,645)	$6,351,243

	Japan – 2.39%
	Building Products - Doors and Windows – 0.31%
849,000	Asahi Glass Co., Ltd.	4,601,897

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2014 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Chemicals - Diversified – 0.46%
567,411	Kuraray Co., Ltd.	$6,651,859

	Computers - Integrated Systems – 0.12%
290,000	Fujitsu, Ltd.	1,784,457

	Electronic Components - Semiconductors – 0.12%
27,800	Rohm Co., Ltd.	1,748,631

	Office Automation & Equipment – 1.38%
616,700	Canon, Inc.	20,072,770
	Total Japan (Proceeds $33,965,599)	$34,859,614

	South Korea – 0.29%
	Electronic Components - Miscellaneous – 0.29%
265,659	LG Display Co., Ltd. - Sponsored ADR	4,184,129
	Total South Korea (Proceeds $3,777,271)	$4,184,129

	Switzerland – 0.35%
	Computers - Peripheral Equipment – 0.35%
396,752	Logitech International SA*	5,086,361
	Total Switzerland (Proceeds $4,760,910)	$5,086,361

	Taiwan – 1.21%
	Electronic Components - Miscellaneous – 0.42%
1,459,100	Au Optronics Corp. - Sponsored ADR	6,069,856

	Semiconductor Components - Integrated Circuits – 0.79%
868,437	Siliconware Precision Industries Co., - Sponsored ADR	5,922,740
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,580,026
		11,502,766
	Total Taiwan (Proceeds $16,970,241)	$17,572,622

	Total Securities Sold, Not Yet Purchased (Proceeds $426,102,217)	$441,545,334

*	Non-income producing security.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - 0.41%
	Total Return Swap Contracts - Long - 0.02%
	United States – 0.00%
	Private Equity - (0.00%)
$11,005,657	6/2/2015	The Blackstone Group, LP	$(49,636)

		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of The Blackstone Group, LP in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Semiconductor Components - Integrated Circuits - (0.00%)
54,335,101	6/2/2015	QUALCOMM, Inc.	(31,497)

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 0.00%
28,864,530	6/2/2015	Google, Inc., Class A	154,552

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$73,419

	Japan – 0.00%
	Television - 0.00%
8,161,353	12/22/2014	Nippon Television Holdings, Inc.	55,255

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Total Japan		$55,255

	Luxembourg – 0.01%
	Retail - Discounts - 0.01%
4,408,647	12/11/2014	B&M European Value Retail SA	140,487

		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total Luxembourg		$140,487

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – 0.02%
	Electronic Components - Semiconductors - 0.02%
$21,766,521	12/29/2015	Samsung Electronics Co., Ltd	$262,243

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

3,904,140	3/31/2016	Samsung Electronics Co., Ltd	47,076

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			309,319
	Total South Korea		$309,319

	Taiwan - (0.00%)
	Retail - Restaurants - (0.00%)
4,857,546	1/23/2015	Gourmet Master Co., Ltd.	(32,003)

		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Total Taiwan		$(32,003)

	United Kingdom – (0.01%)
	Hotels & Motels - (0.00%)
35,096,361	12/11/2014	Whitbread PLC	(20,939)

		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Discounts - (0.00%)
8,123,115	12/11/2014	Poundland Group PLC	(25,399)

		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Television - (0.01%)
9,391,098	12/11/2014	ITV PLC	(106,615)

		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of ITV PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total United Kingdom		$(152,953)
	Total Return Swap Contracts - Long		$393,524

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 0.39%
	Belgium – (0.00%)
	Food - Retail - (0.00%)
$11,849,313	1/5/2016	Delhaize Group SA	$(11,966)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Belgium		$(11,966)

	Japan - 0.02%
	Audio / Video Products - 0.01%
14,627,696	12/22/2014	Sharp Corp.	163,004

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.52%.

	Electronic Components - Miscellaneous - 0.00%
6,936,709	12/22/2014	NEC Corp.	(13,423)

		Agreement with Morgan Stanley, dated 07/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,492,766	12/22/2014	Nippon Electric Glass Co., Ltd.	58,130

		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			44,707

	Photo Equipment & Supplies - 0.01%
11,133,931	12/22/2014	Nikon Corp.	134,399

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Japan		$342,110

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Netherlands – 0.02%
	Food - Retail - 0.02%
$14,117,635	1/5/2016	Koninklijke (Royal) KPN NV	$228,074

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Netherlands		$228,074

	South Korea – 0.10%
	Electric Products - Miscellaneous - 0.13%
12,395,978	12/29/2015	LG Electronics, Inc.	644,064

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.75%.

2,069,840	12/29/2015	LG Innotek Co., Ltd.	199,807

		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

10,733,547	3/31/2016	LG Innotek Co., Ltd.	1,034,617

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

			1,878,488

	Electronic Components - Semiconductors - (0.03%)
13,017,974	3/31/2016	SK Hynix, Inc.	(466,936)

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total South Korea		$1,411,552

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Spain - 0.00%
	Finance - Investment Banker / Broker - 0.00%
$1,459,551	1/5/2016	Bolsas y Mercados Espanoles SA	$34,413

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Food & Drug Stores - 0.00%
1,784,567	1/5/2016	Distribuidora Internacional de Alimentacion SA	13,817

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Spain		$48,230

	Taiwan - 0.19%
	Computers - 0.02%
17,402,934	1/23/2015	Asustek Computer, Inc.	264,779

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

9,412,919	1/23/2015	Quanta Computer, Inc.	(59,369)

		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.99%.

			205,410

	Computers - Peripheral Equipment - 0.04%
13,320,645	1/23/2015	Innolux Corp.	618,844

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Electronic Components - Miscellaneous - 0.10%
$10,995,093	1/23/2015	AU Optronics Corp.	$637,765

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

18,077,472	1/23/2015	Hon Hai Precision Industry Co., Ltd.	926,703

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			1,564,468

	Metal Processors & Fabrication - (0.00%)
4,635,011	1/23/2015	Catcher Technology Co., Ltd.	(23,314)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.63%.

	Photo Equipment & Supplies - 0.01%
3,996,728	1/23/2015	Largan Precision Co., Ltd.	175,624

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

	Semiconductor Components - Integrated Circuits - 0.02%
10,822,253	1/23/2015	Novatek Microelectronics Corp.	(2,532)

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.85%.

 Advantage Advisers Xanthus Fund, L.L.C.

 Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Semiconductor Components - Integrated Circuits - (continued)
$9,660,825	1/23/2015	Powertech Technology, Inc.	$183,947

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

5,844,598	1/23/2015	Realtek Semiconductor Corp.	(97,832)

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%

3,189,295	1/23/2015	Siliconware Precision Industries Co.	106,427

		Agreement with Morgan Stanley, dated 07/31/2014 to deliver the total return of the shares of Siliconware Precision Industries Co. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.81%.

3,519,084	1/23/2015	United Microelectronics Corp.	78,469

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

			268,479
	Total Taiwan		2,809,511

	United Kingdom – 0.06%
	Food - Retail - 0.06%
7,696,164	12/11/2014	J Sainsbury PLC	192,195

		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	United Kingdom – (continued)
	Food - Retail - (continued)
$11,029,191	12/11/2014	Tesco PLC	$420,180

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,151,632	12/11/2014	WM Morrison Supermarkets PLC	220,796

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			833,171

	Publishing Periodicals - (0.00%)
1,287,383	12/11/2014	UBM PLC	(19,504)

		Agreement with Morgan Stanley, dated 12/16/2013 to deliver the total return of the shares of UBM PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total United Kingdom		$813,667

	Total Return Swap Contracts - Short		$5,641,178

	Total Swap Contracts		$6,034,702

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Company’s investment at fair value

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1 - Quoted Prices
Common Stock	$1,635,306,545	$441,545,334

Level 2 - Other Significant
Observable Inputs
Convertible Bonds	11,735,563
Total Return Swaps			6,034,702

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,647,042,108	$441,545,334	$6,034,702

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	11-17-2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	11-17-2014

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer (principal financial officer)

Date	11-17-2014

* Print the name and title of each signing officer under his or her signature.